Other Income and Expenses - Summary of other income and expenses (Detail) (Parenthetical) $ in Millions	6 Months Ended
Jun. 30, 2020 MXN ($)
Leao Alimentos e Bebidas [Member]
Other income and expenses [Line Items]
Associate investment Impairments	$ 501
Compania Panamena De Bedidas [Member]
Other income and expenses [Line Items]
Impairment on investments	$ 402